UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: September 30, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       CAPITAL WEST ASSET MANAGEMENT, LLC
Address:    8400 East Prentice Avenue, Suite 1401
            Greenwood Village, CO 80111


13F File Number: 28-5781
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       John R. Riddle
Title      President/CIO
Phone      303-414-1100
Signature, Place, and Date of Signing:

_/s/_John_R.Riddle_ in Greenwood Village, CO  11/06/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  33
Form 13F Information Table Value Total (x 1000): 89,895


List of Other Included Managers:
No.    13F File Number:      Name:
01     28-47829               Phoenix Investment Partners Ltd.


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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------

ADOBE SYSTEMS INC              Common Stock     00724F101     2682    68080 SH       SOLE               68080
AETNA INC                      Common Stock     00817Y108     2798    45840 SH       SOLE               45840
AMERADA HESS CO                Common Stock     023551104     2612    52140 SH       SOLE               52140
AMGEN INCORPORATED             Common Stock     031162100     2644    40975 SH       SOLE               40975
APOLLO GROUP                   Common Stock     037604105     3104    47007 SH       SOLE               47007
AVON PRODS INC                 Common Stock     054303102     2814    43590 SH       SOLE               43590
BEAR STEARNS                   Common Stock     073902108     2746    36710 SH       SOLE               36710
BED BATH & BEYOND              Common Stock     075896100     2657    69435 SH       SOLE               69435
BEST BUY                       Common Stock     086516101     2663    56030 SH       SOLE               56030
CATERPILLAR INC                Common Stock     149123101     2734    39715 SH       SOLE               39715
COUNTRYWIDE FINANCIAL, CORP.   Common Stock     222372104     2923    37340 SH       SOLE               37340
EDISON INTL                    Common Stock     281020107     2984   156255 SH       SOLE              156255
EMC CORPORATION                Common Stock     268648102     3483   275795 SH       SOLE              275795
ENTERGY CORP                   Common Stock     29364G103     2631    48595 SH       SOLE               48595
EXXON MOBIL CORP.              Common Stock     30231G102     2596    70940 SH       SOLE               70940
FIRST TENN NATL CORP           Common Stock     337162101     2834    66755 SH       SOLE               66755
FORTUNE BRANDS INC             Common Stock     349631101     2642    46550 SH       SOLE               46550
INGERSOLL-RAND COMPANY LTD     Common Stock     G4776G101     2561    47930 SH       SOLE               47930
KB HOME                        Common Stock     48666K109     2611    43770 SH       SOLE               43770
LSI LOGIC CORP                 Common Stock     502161102     2161   240425 SH       SOLE              240425
MCDONALDS                      Common Stock     580135101     2624   111475 SH       SOLE              111475
NETWORK APPLIANCE, INC.        Common Stock     64120L104     2382   116025 SH       SOLE              116025
NIKE                           Common Stock     654106103     2746    45155 SH       SOLE               45155
PACCAR                         Common Stock     693718108     2451    32950 SH       SOLE               32950
PROGRESSIVE CORP               Common Stock     743315103     2608    37735 SH       SOLE               37735
QLOGIC CORP                    Common Stock     747277101     2626    55855 SH       SOLE               55855
RYDER SYS                      Common Stock     783549108     3016   102860 SH       SOLE              102860
SAFECO CORP                    Common Stock     786429100     2568    72640 SH       SOLE               72640
SIGMA-ALDRICH CORP             Common Stock     826552101     2529    48490 SH       SOLE               48490
STARWOOD HOTELS & RESORTS      Common Stock     85590A203     2588    74370 SH       SOLE               74370
V F CORP                       Common Stock     918204108     2762    70995 SH       SOLE               70995
VERITAS SOFTWARE               Common Stock     923436109     3033    96225 SH       SOLE               96225
ZIMMER HOLDINGS INC            Common Stock     98956P102     3082    55935 SH       SOLE               55935